Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2015-2

Class A-1 .40000% Asset Backed Notes

Class A-2A .83% Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.27% Asset Backed Notes

Class B 1.82% Asset Backed Notes

Class C 2.40% Asset Backed Notes

Class D 3.00% Asset Backed Notes

Class E 3.60% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2015-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A., as the Trust Collateral Agent, dated as of April 8 , 2015. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	04/09/2015
Monthly Period Ending:	04/30/2015
Prev. Distribution/Close Date:	04/15/2015
Distribution Date:	05/08/2015
Days of Interest for Period:	23
Days in Collection Period:	22
Months Seasoned:	1

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	63,313	04/09/2015	04/15/2015	$1,271,999,977

Total	63,313			$1,271,999,977

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance					{1}	$1,271,999,977

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period				{2}	20,667,787
{3} Collections on Receivables paid off during period				{3}	6,163,295
{4} Receivables becoming Liquidated Receivables during period				{4}	194,259
{5} Receivables becoming Purchased Receivables during period				{5}	0
{6} Other Receivables adjustments				{6}	144,327
{7} Less amounts allocable to Interest				{7}	(9,545,532)

{8} Total Monthly Principal Amounts					{8}	17,624,136

{9} End of period Aggregate Principal Balance					{9}	$1,254,375,841

{10} Pool Factor					{10}	98.6144547%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{11} Original Note Balance	{11}	$200,000,000	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{12} Beginning of period Note Balance	{12}	$200,000,000	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{13} Noteholders’ Principal Distributable Amount	{13}	17,624,136	0	0	0	0
{14} Noteholders’ Accelerated Principal Amount	{14}	6,608,215	0	0	0	0
{15} Aggregate Principal Parity Amount	{15}	0	0	0	0	0
{16} Matured Principal Shortfall	{16}

{17} End of period Note Balance	{17}	$175,767,649	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{18} Note Pool Factors	{18}	87.8838245%	100.0000000%	100.0000000%	100.0000000%	100.0000000%

		Class C	Class D	Class E		TOTAL
		$114,280,000	$112,380,000	$26,670,000		$1,200,000,000
{19} Beginning of period Note Balance	{19}	$114,280,000	$112,380,000	$26,670,000		$1,200,000,000

{20} Noteholders’ Principal Distributable Amount	{20}	0	0	0		17,624,136
{21} Noteholders’ Accelerated Principal Amount	{21}	0	0	0		6,608,215
{22} Aggregate Principal Parity Amount	{22}	0	0	0		0
{23} Matured Principal Shortfall	{23}					0

{24} End of period Note Balance	{24}	$114,280,000	$112,380,000	$26,670,000		$1,175,767,649

{25} Note Pool Factors	{25}	100.0000000%	100.0000000%	100.0000000%		97.9806374%

III. CALCULATION OF STEP-DOWN AMOUNT:
{26} Ending Pool Balance							{26}		$1,254,375,841
{27} 14.50% of Ending Aggregate Principal Balance							{27}	181,884,497
{28} Less Specified Reserve Balance							{28}	(25,440,000)
{29} Sum of {27} and {28}							{29}	156,444,497
{30} Required Pro Forma Note Balance {26} - {29}							{30}		1,097,931,344

{31} Beginning Note Balance							{31}	1,200,000,000
{32} Total Monthly Principal Amount							{32}	(17,624,136)
{33} Pro-Forma Note Balance ( Assuming 100% Pay-down)							{33}		1,182,375,864

{34} Excess of Required Pro-forma over Pro-forma Balance							{34}		0
{35} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,360,000)							{35}		0
{36} Step-Down Amount Lesser of {34} or {35}							{36}			$0

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37} Total Monthly Principal Amounts								{37}	$17,624,136
{38} Step-down Amount								{38}	0
{39} Principal Distributable Amount								{39}		$17,624,136

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{40}	Class A - 1	$200,000,000	0	0.400000%	22	Actual days/360	$48,889
{41}	Class A - 2A	$181,000,000	0	0.83000%	22	30/360	91,807
{42}	Class A - 2B	$215,720,000	0	0.58150%	22	Actual days/360	76,659
{43}	Class A - 3	$257,880,000	0	1.27000%	22	30/360	200,144
{44}	Class B	$92,070,000	0	1.82000%	22	30/360	102,402
{45}	Class C	$114,280,000	0	2.40000%	22	30/360	167,611
{46}	Class D	$112,380,000	0	3.00000%	22	30/360	206,030
{47}	Class E	$26,670,000	0	3.60000%	22	30/360	58,674

VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{48} Collections on Receivables during period (net of Liquidation Proceeds and Fees)								{48}	$26,818,021
{49} Liquidation Proceeds collected during period								{49}	102,449
{50} Purchase Amounts or amounts from Servicer deposited in Collection Account								{50}	0
{51} Investment Earnings - Collection Account								{51}	333
{52} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal								{52}	578
{53} Collection of Supplemental Servicing - Extension Fees								{53}	13,061
{54} Collection of Supplemental Servicing - Repo and Recovery Fees Advanced								{54}	8,203
{55} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance								{55}	79,000

{56} Total Available Funds								{56}		27,021,645

Distributions:
{57} Base Servicing Fee								{57}	1,749,000
{58} Repo and Recovery Fees - reimbursed to Servicer								{58}	8,203
{59} Bank Service Charges - reimbursed to Servicer								{59}	242
{60} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer								{60}	79,000
{61} Trustee and Trust Collateral Agent Fees								{61}	425
{62} Owner Trustee Fee								{62}	208
{63} Class A-1 Noteholders’ Interest Distributable Amount pari passu								{63}	48,889
{64} Class A-2A Noteholders’ Interest Distributable Amount pari passu								{64}	91,807
{65} Class A-2B Noteholders’ Interest Distributable Amount pari passu								{65}	76,659
{66} Class A-3 Noteholders’ Interest Distributable Amount pari passu								{66}	200,144
{67} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{67}	0
{68} Class B Noteholders’ Interest Distributable Amount								{68}	102,402
{69} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{69}	0
{70} Class C Noteholders’ Interest Distributable Amount								{70}	167,611
{71} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{71}	0
{72} Class D Noteholders’ Interest Distributable Amount								{72}	206,030
{73} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{73}	0
{74} Class E Noteholders’ Interest Distributable Amount								{74}	58,674
{75} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{75}	0
{76} Noteholders’ Principal Distributable Amount								{76}	17,624,136
{77} To the Reserve Account, the Reserve Account Deposit								{77}	0
{78} To the Noteholders, the Accelerated Principal Amount (as calculated below)								{78}	6,608,215
{79} Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)								{79}	0
{80} To the Certificateholders, the aggregate amount remaining								{80}	0
{81} Total Distributions								{81}		$27,021,645

	VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X)	(Y)	(I)	(II)
		Cumulative	Pool	Excess of	Available Funds	Lesser of
	Class	Note Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{82}	Class A	$854,600,000	$1,254,375,841	$0	$24,767,068	$0
{83}	Class B	946,670,000	1,254,375,841	0	24,664,666	0
{84}	Class C	1,060,950,000	1,254,375,841	0	24,497,055	0
{85}	Class D	1,173,330,000	1,254,375,841	0	24,291,025	0
{86}	Class E	1,200,000,000	1,254,375,841	0	24,232,351	0
{87}	Total

	VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
	{88} Excess Available Funds						{88}	$6,608,215
	{89} Pro-Forma Note Balance (Calculated after Step-Down)						{89}	1,182,375,864
	{90} Required Pro Forma Note Balance						{90}	1,097,931,344
	{91} Excess of Pro-Forma Balance over Required Pro-Forma Balance						{91}	84,444,520
	{92} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance						{92}		$6,608,215

	IX. RECONCILIATION OF RESERVE ACCOUNT:

									Current
	{93} Specified Reserve Balance								$25,440,000

	{94} Beginning of period Reserve Account balance						{94}		$25,440,000

	{95} The Reserve Account Deposit, from Collection Account						{95}	0
	{96} Investment Earnings						{96}	578
	{97} Investment Earnings - transferred to Collection Account Available Funds						{97}	(578)
	{98} Reserve Account Withdrawal Amount						{98}	0

	{99} End of period Reserve Account balance						{99}		$25,440,000

	X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

	{100} Aggregate Principal Balance						{100}	$1,254,375,841
	{101} End of Period Note Balance						{101}	1,175,767,649
	{102} Overcollateralization						{102}	78,608,192
	{103} Overcollateralization %						{103}		6.27%

	XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

								Cumulative	Monthly
	{104} Original Number of Receivables						{104}	63,313
	{105} Beginning of period number of Receivables						{105}	0	63,313
	{106} Number of Receivables becoming Liquidated Receivables during period						{106}	10	10
	{107} Number of Receivables becoming Purchased Receivables during period						{107}	0	0
	{108} Number of Receivables paid off during period						{108}	452	452
	{109} End of period number of Receivables						{109}	62,851	62,851

	XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

							Original	Prev. Month	Current
	{110} Weighted Average APR of the Receivables					{110}	12.67%	12.67%	12.67%
	{111} Weighted Average Remaining Term of the Receivables					{111}	66.00	66.00	65.07
	{112} Weighted Average Original Term of Receivables					{112}	71.00	71.00	71.00
	{113} Average Receivable Balance					{113}	$20,091	$20,091	$19,958
	{114} Net Losses in Period					{114}	$0	$0	$91,810
	{115} Aggregate Realized Losses					{115}	$0	$0	$91,810
	{116} Aggregate Realized Loss Percentage					{116}		0.000%	0.007%
	{117} ABS Prepay Speed					{117}		0.0000	0.3282

	XIII. DELINQUENCY:

							Units	Dollars	Percentage
	Receivables with Scheduled Payment delinquent
	{118} 31-60 days					{118}	1,488	$26,746,562	2.10%
	{119} 61-90 days					{119}	3	43,649	0.00%
	{120} over 90 days					{120}	0	0	0.00%
	{121} Total					{121}	1,491	$26,790,211	2.10%

	XIV. EXTENSIONS

	{122} Principal Balance of Receivables extended during current period					{122}		$1,485,627
	{123} Beginning of Period Aggregate Principal Balance					{123}		1,271,999,977
	{124} Extension Rate {122} divided by {123}					{124}			0.12%

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	May 4, 2015

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